Organization and Principal Activities - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Huale Group Co., Ltd ("HGL") [Member]
Date of incorporation	Sep. 28, 2016
Date of acquisition	Apr. 28, 2020
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Huale Holding Co., Ltd ("HHC") [Member]
Date of incorporation	May 15, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Huale (Hong Kong) Investment Co., Limited ("HHK") [Member]
Date of incorporation	Sep. 16, 2016
Date of acquisition	May 29, 2018
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited ("QCM") [Member]
Date of incorporation	Mar. 27, 2017
Place of incorporation	China
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Date of incorporation	May 05, 2017
Date of acquisition	Aug. 02, 2019
Place of incorporation	China
Percentage of legal ownership by the Company	80.00%
Principal activities	Selling audio and video equipment, smart home and cultural media